Revenue - Contract Balances (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Jan. 01, 2018
Revenue from Contract with Customer [Abstract]
Contract assets	$ 3,475	$ 4,733
Contract liabilities - current	$ 6,827	$ 4,487